GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of carrying amount of goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of beginning of the year	$ 153,241	$ 123,717
Goodwill acquired	0	29,524
Closing balance	$ 153,241	$ 153,241